Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000000265 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000000265 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000000265 [Member] | Negotiable Bank Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000000265 [Member] | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000265 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000266 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000000266 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000000266 [Member] | Negotiable Bank Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000000266 [Member] | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000266 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000157127 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000157127 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000157127 [Member] | Negotiable Bank Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000157127 [Member] | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000157127 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%